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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6536

           Van Kampen Trust For Investment Grade New Jersey Municipals
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/05


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Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN TRUST FOR INVESTMENT GRADE NEW JERSEY MUNICIPALS

PORTFOLIO OF INVESTMENTS JANUARY 31, 2005 (UNAUDITED)


PAR
Amount
(000)               Description                                                Coupon           Maturity              Value

           MUNICIPAL BONDS    156.2%
           DELAWARE    2.0%
 $ 2,000   Delaware Riv & Bay Auth Del Rev (MBIA Insd)                          5.250 %         01/01/21       $      2,215,340
                                                                                                                 --------------

           NEW JERSEY    140.9%
   1,360   Bernards Twp, NJ Sch Dist Rfdg (FGIC Insd)                           5.000           01/01/19              1,480,795
   1,000   Burlington Cnty, NJ Brdg Commn Cnty Gtd Govt Leasing Pgm             5.250           08/15/18              1,101,350
   1,000   Burlington Cnty, NJ Brdg Commn Cnty Gtd Govt Leasing Pgm             5.250           08/15/19              1,098,730
   1,080   Camden Cnty, NJ Impt Auth Rev Cherry Hill Twp Lib Proj (a)           5.500           05/01/15              1,217,927
   2,000   Camden Cnty, NJ Muni Util Auth Swr Rev Cap Apprec Ser B (FGIC
            Insd)                                                                 *             09/01/14              1,383,600
   2,500   Camden Cnty, NJ Muni Util Auth Swr Rev Cap Apprec Ser B (FGIC
            Insd)                                                                 *             09/01/15              1,640,925
   4,095   Camden, NJ (FSA Insd)                                                  *             02/15/11              3,348,604
   2,000   Casino Reinvestment Dev Auth NJ Hotel Room Fee Rev (AMBAC Insd)      5.250           01/01/20              2,251,920
   1,000   Colt's Neck Twp, NJ Brd Ed (FSA Insd)                                5.000           02/01/21              1,124,140
   1,845   East Orange, NJ Brd Ed Ctf Part Cap Apprec (FSA Insd)                  *             08/01/19                983,662
   1,845   East Orange, NJ Brd Ed Ctf Part Cap Apprec (FSA Insd)                  *             02/01/25                726,450
   2,850   East Orange, NJ Brd Ed Ctf Part Cap Apprec (FSA Insd)                  *             02/01/28                956,232
   2,330   Edgewater, NJ Muni Util Auth Rev Swr Rfdg (MBIA Insd) (a)              *             11/01/12              1,763,227
   7,000   Essex Cnty, NJ Impt Auth Lease Gtd Cnty Correctional Fac Proj
            (Prerefunded @10/01/10) (FGIC Insd)                                 5.750           10/01/30              7,994,000
   1,000   Essex Cnty, NJ Impt Auth Lease Rev Gtd City of Newark (AMBAC
            Insd)                                                               5.125           04/01/29              1,040,380
   1,000   Essex Cnty, NJ Impt Auth Pkg Fac Rev Rfdg (AMBAC Insd)               5.000           10/01/22              1,070,950
   1,000   Essex Cnty, NJ Util Auth Solid Waste Rev Ser A (Prerefunded
            @ 04/01/06) (FSA Insd)                                              5.500           04/01/11              1,056,370
   1,605   Hoboken, NJ Pkg Auth Pkg Rev Gtd Ser A (Prerefunded @ 05/01/11)
            (AMBAC Insd)                                                        5.300           05/01/27              1,827,180
   2,500   Hoboken, NJ Pkg Util Ser A (FGIC Insd)                               5.250           01/01/18              2,781,700
   1,000   Hudson Cnty, NJ Impt Auth Rev Wtrfront Impt Weehawken Proj Ser A
            (FSA Insd)                                                          4.750           07/01/12              1,101,940
   1,000   Lenape, NJ Regl High Sch Dist Rfdg (FGIC Insd)                       5.000           04/01/21              1,085,730
   1,020   Mantua Twp, NJ Sch Dist Rfdg (MBIA Insd) (a)                         5.000           03/01/15              1,111,882
   1,250   Mercer Cnty, NJ Impt Auth Rev Cap Apprec Gtd Jr Solid Waste Rfdg       *             04/01/11              1,015,050
   2,300   Mercer Cnty, NJ Impt Auth Rev Cap Apprec Gtd Solid Waste Rfdg          *             04/01/08              2,101,211
   6,500   Mercer Cnty, NJ Impt Auth Rev Cap Apprec Gtd Solid Waste Rfdg          *             04/01/10              5,502,705
   7,055   Mercer Cnty, NJ Impt Auth Rev Cap Apprec Gtd Solid Waste Rfdg (a)      *             04/01/12              5,465,085



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

   1,000   Middlesex Cnty, NJ Impt Auth Rev Admin Bldg Residential Proj (AMT)
            (FNIMA Collateralized)                                              5.350           07/01/34              1,041,960
   1,005   Monmouth Cnty, NJ Impt Auth Rev Govt Ln (AMBAC Insd)                 4.875           12/01/10              1,105,852
   1,000   Morris Union Jointure Commn New Jersey (Radian Insd)                 5.000           05/01/24              1,051,540
   1,000   Morris Union Jointure Commn New Jersey (Radian Insd)                 4.750           05/01/29              1,000,730
   2,000   New Jersey Econ Dev Auth Econ Dev Rev Kapkowski Rd Landfill Proj
            Rfdg                                                                5.750           10/01/21              2,169,300
     340   New Jersey Econ Dev Auth Econ Dev Rev Ser F (AMT) (LOC: Banque
            Nationale Paris)                                                    6.600           06/01/12                340,721
   1,500   New Jersey Econ Dev Auth Middlesex Wtr Co Proj Rfdg (AMT) (AMBAC
            Insd)                                                               5.100           01/01/32              1,553,865
   2,000   New Jersey Econ Dev Auth Rev Cigarette Tax                           5.500           06/15/31              2,082,320
   1,000   New Jersey Econ Dev Auth Rev First Mtg Cadbury Corp Proj Ser A
            (ACA Insd)                                                          5.500           07/01/18              1,051,410
   1,000   New Jersey Econ Dev Auth Rev First Mtg Winchester Ser A              5.800           11/01/31              1,038,440
   1,000   New Jersey Econ Dev Auth Rev Sch Facs Constr Ser I                   5.000           09/01/23              1,063,360
   2,750   New Jersey Econ Dev Auth Rev Trans Proj Sublease Ser A
            (Prerefunded @ 05/01/09) (FSA Insd)                                 5.000           05/01/18              2,992,440
  10,000   New Jersey Econ Dev Auth St Contract Econ Recovery (MBIA Insd)       5.900           03/15/21             12,221,000
     810   New Jersey Hlthcare Fac FHA Jersey City Med Ctr (AMBAC Insd)         4.800           08/01/21                819,420
   1,000   New Jersey Hlthcare Fac Fin Auth Rev Cap Hlth Sys Oblig Grp Ser A    5.375           07/01/33              1,037,280
   3,945   New Jersey Hlthcare Fac Fin Auth Rev Gen Hosp Ctr at Passaic
            (Escrowed to Maturity) (FSA Insd)                                   6.500           07/01/11              4,509,648
   4,250   New Jersey Hlthcare Fac Fin Auth Rev Gen Hosp Ctr at Passaic
            (Escrowed to Maturity) (FSA Insd)                                   6.750           07/01/19              5,461,165
   1,000   New Jersey Hlthcare Fac Fin Auth Rev Palisades Med Ctr Oblig Grp
            (ACA Insd)                                                          5.250           07/01/28              1,013,350
     715   New Jersey Hlthcare Fac Fin Auth Rev Saint Mary Hosp (Escrowed to
            Maturity)                                                           5.875           07/01/12                787,222
   2,000   New Jersey Hlthcare Fac Fin Auth Rev South Jersey Hosp               6.000           07/01/32              2,139,180
   1,200   New Jersey Hlthcare Fac Fin Auth Rev Southn Ocean Cnty Hosp Ser A    6.125           07/01/13              1,208,736
   2,500   New Jersey Hlthcare Fac Fin Auth Rev Southn Ocean Cnty Hosp Ser A    6.250           07/01/23              2,518,475
   1,000   New Jersey Hlthcare Fac Kennedy Hlth Sys                             5.625           07/01/31              1,065,210
   1,000   New Jersey Hlthcare Fac Ref St Clare's Hosp, Inc. Ser A (Radian
            Insd)                                                               5.250           07/01/23              1,077,710
   1,150   New Jersey St (AMT) (Prerefunded @ 07/15/05) (a)                     6.800           07/15/06              1,175,921
   2,015   New Jersey St Ed Fac Auth Ramapo College of New Jersey E (FGIC
            Insd) (a)                                                           5.000           07/01/20              2,192,360
   1,175   New Jersey St Ed Fac Auth Rev Beth Medrash Govoha America Ser G (a)  5.875           07/01/12              1,276,720
   1,000   New Jersey St Ed Fac Auth Rev Beth Medrash Govoha America Ser G      6.375           07/01/30              1,061,400
   2,000   New Jersey St Ed Fac Auth Rev College of NJ Ser C (FGIC Insd)        5.375           07/01/15              2,244,420
     500   New Jersey St Ed Fac Auth Rev Monmouth Univ Ser D                    5.125           07/01/24                512,870
   1,245   New Jersey St Ed Fac Auth Rev Montclair St Univ Ser L (MBIA Insd)    5.125           07/01/19              1,376,086
   2,000   New Jersey St Ed Fac Auth Rev Rowan Univ Ser I (FGIC Insd)           5.125           07/01/21              2,185,840
     500   New Jersey St Ed Fac Auth Rev Stevens Inst of Technology Ser C       4.000           07/01/05                503,460


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

   1,000   New Jersey St Ed Fac Auth Rider Univ Ser A (Radian Insd)             5.250           07/01/34              1,065,710
     915   New Jersey St Ed Fac Auth Seton Hall Univ Proj Rfdg (AMBAC Insd)     5.000           07/01/18                990,186
   2,000   New Jersey St Hsg & Mtg Fin Agy Multi-Family Hsg Rev Ser A (AMT)
            (AMBAC Insd)                                                        5.550           05/01/27              2,139,480
   2,800   New Jersey St Hsg & Mtg Fin Agy Multi-Family Hsg Rev Ser F
            (FSA Insd) (a)                                                      5.050           05/01/13              2,998,016
     520   New Jersey St Tpk Auth Tpk Rev Ser C (MBIA Insd)                     6.500           01/01/16                635,248
   1,880   New Jersey St Tpk Auth Tpk Rev Ser C (Escrowed to Maturity) (MBIA
            Insd)                                                               6.500           01/01/16              2,291,250
   2,000   Newark, NJ Hsg Auth Port Auth Newark Marine Terminal (MBIA Insd)     5.000           01/01/34              2,089,900
   2,000   Newark, NJ Hsg Auth Port Auth Newark Marine Terminal (MBIA Insd)     5.000           01/01/37              2,086,140
   2,000   North Bergen Twp, NJ (FSA Insd)                                        *             08/15/09              1,738,980
   1,000   North Hudson Swr Auth NJ Swr Rev Ser A Rfdg (FGIC Insd)              5.250           08/01/16              1,111,780
   1,000   North Hudson Swr Auth NJ Swr Rev Ser A Rfdg (FGIC Insd)              5.250           08/01/17              1,111,780
   1,805   Ocean Twp, NJ Swr Auth Ser B Rfdg (FGIC Insd) (a)                    5.250           12/01/10              2,022,105
   2,675   Passaic Vly, NJ Wtr Comm Wtr Supply Rev Cap Apprec Ser A
            (FGIC Insd) (a)                                                       *             12/15/09              2,300,473
   2,000   Passaic Vly, NJ Wtr Comm Wtr Supply Rev Cap Apprec Ser A (FGIC
            Insd)                                                                 *             12/15/10              1,654,000
   1,000   Port Auth NY & NJ Cons 106th Ser (AMT)                               5.625           07/01/08              1,046,200
   2,000   Port Auth NY & NJ Cons 85th Ser (MBIA Insd)                          5.375           03/01/28              2,307,840
   1,000   Port Authority NY & NJ Cons 132nd Ser                                5.000           09/01/38              1,040,930
   2,000   Rockaway Vly, NJ Regl Swr Auth Swr Rev Rfdg (MBIA Insd)                *             12/15/09              1,719,980
   1,000   Rutgers St Univ of NJ Ser A Rfdg                                     6.400           05/01/13              1,167,080
   7,375   Union Cnty, NJ                                                       5.000           03/01/16              8,024,885
   1,805   Union Cnty, NJ Util Auth Mercer Cnty (AMT) (AMBAC Insd)              5.350           06/01/23              1,920,484
   1,000   University Medicine & Dentistry Ser A (MBIA Insd)                    5.000           09/01/17              1,079,550
   1,090   Washington Twp, NJ Muni Util Auth Mercer Cnty (AMT) (MBIA Insd)      5.800           09/01/13              1,092,562
                                                                                                                ---------------
                                                                                                                    158,745,715
                                                                                                                ---------------

           GUAM    2.4%
   1,230   Guam Intl Arpt Auth Rev Gen Ser B (MBIA Insd)                        5.250           10/01/20              1,367,010
   1,250   Guam Pwr Auth Rev Ser A (AMBAC Insd)                                 5.125           10/01/29              1,335,725
                                                                                                                ---------------
                                                                                                                      2,702,735
                                                                                                                ---------------

           PUERTO RICO    7.9%
   2,000   Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev Ser Y Rfdg (FSA Insd)    6.250           07/01/21              2,555,940
   2,000   Puerto Rico Comwlth Rfdg (FGIC Insd)                                 5.250           07/01/09              2,207,880
   1,800   Puerto Rico Pub Bldg Auth Rev Govt Fac Ser I (Comwth Gtd)            5.250           07/01/33              1,916,856
   3,000   Puerto Rico Pub Bldg Auth Rev Gtd Conv Cap Apprec Ser D (AMBAC
           Insd) (b)                                                          0/5.450           07/01/30              2,250,090
                                                                                                                ---------------
                                                                                                                      8,930,766
                                                                                                                ---------------

           U. S. VIRGIN ISLANDS    3.0%
   2,000   Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A         6.375           10/01/19              2,314,920
   1,000   Virgin Islands Pub Fin Auth Rev Sr Lien Fd Ln Ser A Rfdg (ACA Insd)  5.625           10/01/25              1,055,610
                                                                                                               ----------------
                                                                                                                      3,370,530
                                                                                                               ----------------



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

TOTAL LONG-TERM INVESTMENTS    156.2%
   (Cost $157,151,641)                                                                                              175,965,086

Short-Term Investment    0.3%
   (Cost $400,000)                                                                                                      400,000
                                                                                                               ----------------

TOTAL INVESTMENTS    156.5%
   (Cost $157,551,641)                                                                                              176,365,086

OTHER ASSETS IN EXCESS OF LIABILITIES    1.2%                                                                         1,307,812

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (57.7%)                                                       (65,026,358)
                                                                                                               ----------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                               $    112,646,540
                                                                                                               ================

                    Percentages are calculated as a percentage of net assets applicable to common shares.
*                   Zero coupon bond
(a)                 The Trust owns 100% of the bond issuance.
(b) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
ACA               - American Capital Access
AMBAC             - AMBAC Indemnity Corp.
AMT               - Alternative Minimum Tax
Comwth Gtd        - Commonwealth of Puerto Rico
FGIC              - Financial Guaranty Insurance Co.
FNMA              - Federal National Mortgage Association
FSA               - Financial Security Assurance Inc.
LOC               - Letter of Credit
MBIA              - Municipal Bond Investors Assurance Corp.
Radian            - Radian Asset Assurance
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Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Trust For Investment Grade New Jersey Municipals

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2005

By: /s/ James W. Garrett
    ---------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: March 22, 2005